Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reports the compensation of our CEO who is our principal executive officer and the average compensation of the other named executive officers (“Non-CEO NEOs”) as reported in the “Summary Compensation Table” for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by such rules.

					Value of Initial Fixed $100 Investment Based on:				Supplemental Metrics
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Portfolio Receipts Change (%)	SG&A as % of Portfolio Receipts (%)	Adjusted EBITDA Margin (%)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	Seeabove under “Profits ofRPM”	191,320,173	1,260,000	37,989,694	64.92	234.36	1,331	(8)	8.4	91.6
2023		26,793,427	4,560,000	11,235,243	68.83	173.07	1,700	9	8.0	92.0
2022		45,763,879	4,350,000	11,908,830	92.72	155.00	230	31	8.0	92.0
2021		57,044,154	3,839,063	12,269,171	91.75	137.29	1,241	18	8.7	91.3
2020		51,529,883	3,457,428	12,256,554	113.15	106.11	1,702	1	10.0	90.0

Column (b). See above under “Profits of RPM” for a discussion of the compensation of our CEO, Mr. Legorreta, for the respective years shown. Amounts shown in column (b) above do not include the $31,190,909, $84,837,077, $93,478,402, $49,513,461 and $55,674,558 for 2024, 2023, 2022, 2021 and 2020, respectively, in profits of RPM to which Mr. Legorreta was entitled.
Column (c). “Compensation actually paid” to our CEO in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. Further, the increase in the dollar amounts between columns (b) and (c) in the table above represents the year-over-year changes in the aggregate net present value of outstanding Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the CEO’s compensation for each fiscal year and his entitlement to the profits of RPM, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
SCT Total Compensation	See above under “Profits of RPM”
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year	51,529,883	—	9,966,920	—	24,604,313
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years	—	57,044,154	35,796,959	26,793,427	166,715,860
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	—	—	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	51,529,883	57,044,154	45,763,879	26,793,427	191,320,173

As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our CEO does not receive pension benefits, no adjustments were required with respect thereto.
Column (d). The following Non-CEO named executive officers are included in the average figures shown:
2020: Terrance Coyne, Christopher Hite, George Lloyd and James Reddoch, Ph.D.
2021, 2022, 2023 and 2024: Terrance Coyne, Christopher Hite, George Lloyd and Marshall Urist, M.D., Ph.D.
Column (e). Average “compensation actually paid” for our Non-CEO NEOs in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. See above under “Profits of RPM” for a discussion of the profits of RPM received by each of our named executive officers. Amounts shown in column (e) do not include the $3,528,000, in profits of RPM to which each of our named executive officers, other than Mr. Legorreta, were entitled. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. Further, the increase in the dollar amounts between columns (d) and (e) in the table above represents the year over year changes in the average salaries, bonuses and aggregate net present value of Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the Non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 Average ($)	2021 Average ($)	2022 Average ($)	2023 Average ($)	2024 Average ($)
SCT Total Compensation	3,457,428	3,839,063	4,350,000	4,560,000	1,260,000
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year	8,799,126	—	1,878,336	—	5,976,000
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years	—	8,430,108	5,680,494	6,675,243	30,753,694
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	—	—	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	12,256,554	12,269,171	11,908,830	11,235,243	37,989,694

As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our Non-CEO NEOs do not receive pension benefits, no adjustments were required with respect thereto.
Column (f). Represents our cumulative total shareholder return (“TSR”) for the measurement periods beginning on June 16, 2020, the first trading day after our IPO, and ending on December 31 of each respective year.
Column (g). Represents the cumulative TSR of our Biopharmaceutical Peer and Financial Services Comparator Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on June 16, 2020, the first trading day after our IPO, ending on December 31 of each respective year.
Column (h). Reflects “Consolidated Net Income” in our Consolidated Statements of Operations included in our Annual Report on Form 10-K. As the largest buyer of biopharmaceutical royalties and a leading funder of innovation across the biopharmaceutical industry, our revenue is comprised mostly of income from royalty-like assets. Consequently, we did not use net income as a performance measure in our compensation program because we classify most royalty-like assets that we acquire as financial assets that are measured at amortized cost using the prospective effective interest method which can be volatile and unpredictable. We do not believe the relationship between our net income and compensation actually paid to our NEOs during the periods presented is a key metric for our investors.
Column (i). Our Company-selected Measure is Portfolio Receipts Change which is described below. For 2020, Portfolio Receipts Change has been calculated based on twelve months ended December 31, 2019 figures presented on an unaudited pro forma basis, which adjusts certain cash flow line items as if Royalty Pharma’s Reorganization Transactions (as described in the Company’s final prospectus filed with the SEC on June 17, 2020) and its IPO had taken place on January 1, 2019. Refer to the section “Appendix A—Reconciliations of Non-GAAP Measures” in this Proxy Statement for reconciliation of this non-GAAP measure to its corresponding GAAP measure.
Columns (j) and (k). We have also presented two additional financial measures—SG&A as % of Portfolio Receipts and Adjusted EBITDA Margin because they illustrate how compensation actually paid to our NEOs results in much lower SG&A versus our peers. Refer to the section “Appendix A— Reconciliations of Non-GAAP Measures” of this Proxy Statement for reconciliations of non-GAAP measures to their corresponding GAAP measure.

Company Selected Measure Name	Portfolio Receipts Change
Named Executive Officers, Footnote
Column (b). See above under “Profits of RPM” for a discussion of the compensation of our CEO, Mr. Legorreta, for the respective years shown. Amounts shown in column (b) above do not include the $31,190,909, $84,837,077, $93,478,402, $49,513,461 and $55,674,558 for 2024, 2023, 2022, 2021 and 2020, respectively, in profits of RPM to which Mr. Legorreta was entitled.
Column (d). The following Non-CEO named executive officers are included in the average figures shown:
2020: Terrance Coyne, Christopher Hite, George Lloyd and James Reddoch, Ph.D.
2021, 2022, 2023 and 2024: Terrance Coyne, Christopher Hite, George Lloyd and Marshall Urist, M.D., Ph.D.

Peer Group Issuers, Footnote
Column (g). Represents the cumulative TSR of our Biopharmaceutical Peer and Financial Services Comparator Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on June 16, 2020, the first trading day after our IPO, ending on December 31 of each respective year.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount	$ 191,320,173	26,793,427	45,763,879	57,044,154	51,529,883
Adjustment To PEO Compensation, Footnote
Column (c). “Compensation actually paid” to our CEO in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. Further, the increase in the dollar amounts between columns (b) and (c) in the table above represents the year-over-year changes in the aggregate net present value of outstanding Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the CEO’s compensation for each fiscal year and his entitlement to the profits of RPM, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
SCT Total Compensation	See above under “Profits of RPM”
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year	51,529,883	—	9,966,920	—	24,604,313
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years	—	57,044,154	35,796,959	26,793,427	166,715,860
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	—	—	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	51,529,883	57,044,154	45,763,879	26,793,427	191,320,173

As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our CEO does not receive pension benefits, no adjustments were required with respect thereto.

Non-PEO NEO Average Total Compensation Amount	$ 1,260,000	4,560,000	4,350,000	3,839,063	3,457,428
Non-PEO NEO Average Compensation Actually Paid Amount	$ 37,989,694	11,235,243	11,908,830	12,269,171	12,256,554
Adjustment to Non-PEO NEO Compensation Footnote
Column (e). Average “compensation actually paid” for our Non-CEO NEOs in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. See above under “Profits of RPM” for a discussion of the profits of RPM received by each of our named executive officers. Amounts shown in column (e) do not include the $3,528,000, in profits of RPM to which each of our named executive officers, other than Mr. Legorreta, were entitled. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. Further, the increase in the dollar amounts between columns (d) and (e) in the table above represents the year over year changes in the average salaries, bonuses and aggregate net present value of Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the Non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 Average ($)	2021 Average ($)	2022 Average ($)	2023 Average ($)	2024 Average ($)
SCT Total Compensation	3,457,428	3,839,063	4,350,000	4,560,000	1,260,000
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year	8,799,126	—	1,878,336	—	5,976,000
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years	—	8,430,108	5,680,494	6,675,243	30,753,694
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year	—	—	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year	—	—	—	—	—
Compensation Actually Paid	12,256,554	12,269,171	11,908,830	11,235,243	37,989,694

As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our Non-CEO NEOs do not receive pension benefits, no adjustments were required with respect thereto.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO, Mr. Legorreta, does not receive compensation for his services but instead, because of his ownership interest in RPM, is entitled to profits of RPM. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by RPM. Our Non-CEO NEOs are also entitled to a share of the profits of RPM that are described above. The compensation of our CEO and Non-CEO NEOs reflect the decisions of RPM, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2023 to 2024	614.1	238.1	(5.7)	35.4	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(25.8)	11.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	12.9	(81.5)	31
2020 to 2021	10.7	0.1	(18.9)	29.4	(27.1)	18

(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of RPM to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services or the amount of profits of RPM to which our Non-CEO NEOs were entitled.

•
Relationship Between Compensation Actually Paid to Our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and Our TSR. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 5.7% decrease in our TSR over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to a 25.8% decrease in our TSR over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 1.1% increase in our TSR over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 18.9% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO, Mr. Legorreta, does not receive compensation for his services but instead, because of his ownership interest in RPM, is entitled to profits of RPM. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by RPM. Our Non-CEO NEOs are also entitled to a share of the profits of RPM that are described above. The compensation of our CEO and Non-CEO NEOs reflect the decisions of RPM, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2023 to 2024	614.1	238.1	(5.7)	35.4	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(25.8)	11.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	12.9	(81.5)	31
2020 to 2021	10.7	0.1	(18.9)	29.4	(27.1)	18

(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of RPM to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services or the amount of profits of RPM to which our Non-CEO NEOs were entitled.

•
Relationship Between Compensation Actually Paid to Our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and Our Consolidated Net Income. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 21.7% decrease in our Consolidated Net Income over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to a 639% increase in our Consolidated Net Income over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 81.5% decrease in our Consolidated Net Income over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 27.1% decrease in our Consolidated Net Income over the same time period. In addition to analyzing our results on a GAAP basis, management also reviews our key performance metric, Portfolio Receipts, which represents our ability to generate cash from our portfolio investments, the primary source of capital that we can deploy to make new portfolio investments. See “—Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Portfolio Receipts Change.”

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO, Mr. Legorreta, does not receive compensation for his services but instead, because of his ownership interest in RPM, is entitled to profits of RPM. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by RPM. Our Non-CEO NEOs are also entitled to a share of the profits of RPM that are described above. The compensation of our CEO and Non-CEO NEOs reflect the decisions of RPM, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2023 to 2024	614.1	238.1	(5.7)	35.4	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(25.8)	11.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	12.9	(81.5)	31
2020 to 2021	10.7	0.1	(18.9)	29.4	(27.1)	18

(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of RPM to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services or the amount of profits of RPM to which our Non-CEO NEOs were entitled.

•
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Portfolio Receipts Change. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 8% decrease in our Portfolio Receipts over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to a 9% increase in our Portfolio Receipts over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 31% increase in our Portfolio Receipts over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 18% increase in our Portfolio Receipts over the same time period.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO, Mr. Legorreta, does not receive compensation for his services but instead, because of his ownership interest in RPM, is entitled to profits of RPM. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by RPM. Our Non-CEO NEOs are also entitled to a share of the profits of RPM that are described above. The compensation of our CEO and Non-CEO NEOs reflect the decisions of RPM, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	TSR (%)	Peer Group TSR (%)	Change in Net Income (%)	Change in Portfolio Receipts (%)
2023 to 2024	614.1	238.1	(5.7)	35.4	(21.7)	(8)
2022 to 2023	(41.5)	(5.7)	(25.8)	11.7	639	9
2021 to 2022	(19.8)	(2.9)	1.1	12.9	(81.5)	31
2020 to 2021	10.7	0.1	(18.9)	29.4	(27.1)	18

(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of RPM to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services or the amount of profits of RPM to which our Non-CEO NEOs were entitled.

•
Relationship Between our TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group TSR. The TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group (described above in “Compensation Discussion and Analysis”) increased by 35.4% from 2023 to 2024 as compared to our TSR, which decreased by 5.7% over the same time period. The TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group increased by 11.7% from 2022 to 2023 as compared to our TSR, which decreased by 25.8% over the same time period. The TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group increased by 12.9% from 2021 to 2022 as compared to our TSR, which increased by 1.1% over the same time period. The TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group increased by 29.4% from 2020 to 2021 as compared to our TSR, which decreased by 18.9% over the same time period.

Tabular List, Table
Portfolio Receipts Change was chosen from the following four most important financial measures used by RPM to compare compensation actually paid to the CEO and Non-CEO NEOs to our performance. The other measures in this table are not ranked. As our CEO and Non-CEO NEOs are not currently compensated directly by us, Portfolio Receipts Change and the other financial measures listed in the chart below reflect the financial measures utilized by, and reflect the decision of, RPM, rather than by our Management Development and Compensation Committee.

Measure	Explanation
Portfolio Receipts Change
Portfolio Receipts is defined as the sum of royalty receipts and milestones and other contractual receipts. Royalty receipts include variable payments based on sales of products, net of contractual payments to the legacy non-controlling interests, that are attributed to us (“Royalty Receipts”). Milestones and other contractual receipts include sales-based or regulatory milestone payments and other fixed contractual receipts, net of contractual payments to legacy non-controlling interests, that are attributed to us. Portfolio Receipts does not include proceeds from equity securities or proceeds from purchases and sales of marketable securities, both of which are not central to our fundamental business strategy.

Portfolio Receipts
Portfolio Receipts is calculated as the sum of the following line items from our GAAP consolidated statements of cash flows: Cash collections from financial royalty assets, Cash collections from intangible royalty assets, Other royalty cash collections, Proceeds from available for sale debt securities and Distributions from equity method investees less Distributions to legacy non-controlling interests—Portfolio Receipts, which represent contractual distributions of Royalty Receipts and milestones and other contractual receipts to the legacy investors.

Adjusted EBITDA	A non-GAAP liquidity measure comprised of Portfolio Receipts less payments for operating and professional costs.

Portfolio Cash Flow	A non-GAAP liquidity measure comprised of Adjusted EBITDA less net interest paid/received.

SG&A as % of Portfolio Receipts	Payments for operating and professional costs as a percentage of Portfolio Receipts.

Adjusted EBITDA Margin	Adjusted EBITDA as a percentage of Portfolio Receipts.

Total Shareholder Return Amount	$ 64.92	68.83	92.72	91.75	113.15
Peer Group Total Shareholder Return Amount	234.36	173.07	155	137.29	106.11
Net Income (Loss)	$ 1,331,000,000	$ 1,700,000,000	$ 230,000,000	$ 1,241,000,000	$ 1,702,000,000
Company Selected Measure Amount	(0.08)	0.09	0.31	0.18	0.01
PEO Name	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta
Additional 402(v) Disclosure
See our Annual Report on Form 10-K for additional discussion on Portfolio Receipts, Adjusted EBITDA and Portfolio Cash Flow. In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of compensation and the compensation philosophy of RPM. We are externally managed and do not directly employ our executive officers. Please refer to the section entitled “Certain Relationships and Related Party Transactions—Management Agreement.”

Profits of the Manager	$ 31,190,909	$ 84,837,077	$ 93,478,402	$ 49,513,461	$ 55,674,558
Measure:: 1
Pay vs Performance Disclosure
Name	Portfolio Receipts Change
Non-GAAP Measure Description	Portfolio Receipts is defined as the sum of royalty receipts and milestones and other contractual receipts. Royalty receipts include variable payments based on sales of products, net of contractual payments to the legacy non-controlling interests, that are attributed to us (“Royalty Receipts”). Milestones and other contractual receipts include sales-based or regulatory milestone payments and other fixed contractual receipts, net of contractual payments to legacy non-controlling interests, that are attributed to us. Portfolio Receipts does not include proceeds from equity securities or proceeds from purchases and sales of marketable securities, both of which are not central to our fundamental business strategy.
Measure:: 2
Pay vs Performance Disclosure
Name	Portfolio Receipts
Non-GAAP Measure Description	Portfolio Receipts is calculated as the sum of the following line items from our GAAP consolidated statements of cash flows: Cash collections from financial royalty assets, Cash collections from intangible royalty assets, Other royalty cash collections, Proceeds from available for sale debt securities and Distributions from equity method investees less Distributions to legacy non-controlling interests—Portfolio Receipts, which represent contractual distributions of Royalty Receipts and milestones and other contractual receipts to the legacy investors.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	A non-GAAP liquidity measure comprised of Portfolio Receipts less payments for operating and professional costs.
Measure:: 4
Pay vs Performance Disclosure
Name	Portfolio Cash Flow
Non-GAAP Measure Description	A non-GAAP liquidity measure comprised of Adjusted EBITDA less net interest paid/received.
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Relationship Between Compensation Actually Paid and Supplemental Performance Measures
We generally seek to incentivize long-term performance, and therefore we are providing the following supplemental performance measures which reflect our performance-driven compensation philosophy.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	Change in SG&A as % of Portfolio Receipts (%)	Change in Adjusted EBITDA Margin (%)
2023 to 2024	614.1	238.1	0.5	(0.5)
2022 to 2023	(41.5)	(5.7)	—	—
2021 to 2022	(19.8)	(2.9)	(0.7)	0.7
2020 to 2021	10.7	0.1	(1.3)	1.3

(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of RPM to which Mr. Legorreta was entitled because. Mr. Legorreta does not receive employee compensation for his services or the amount of profits of RPM to which our Non-CEO NEOs were entitled.

•
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our SG&A as a % of Portfolio Receipts. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to 0.5% increase in our SG&A as a % of Portfolio Receipts over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to no change in our SG&A as a % of Portfolio Receipts over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 0.7% decrease in our SG&A as a % of Portfolio Receipts over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 1.3% decrease in our SG&A as a % of Portfolio Receipts over the same time period.

Other Performance Measure, Amount	0.084	0.08	0.08	0.087	0.10
Name	SG&A as % of Portfolio Receipts
Non-GAAP Measure Description	Payments for operating and professional costs as a percentage of Portfolio Receipts.
Measure:: 6
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Relationship Between Compensation Actually Paid and Supplemental Performance Measures
We generally seek to incentivize long-term performance, and therefore we are providing the following supplemental performance measures which reflect our performance-driven compensation philosophy.

Period	Compensation Actually Paid to CEO(1) (%)	Average Compensation Actually Paid to Non-CEO NEOs(1) (%)	Change in SG&A as % of Portfolio Receipts (%)	Change in Adjusted EBITDA Margin (%)
2023 to 2024	614.1	238.1	0.5	(0.5)
2022 to 2023	(41.5)	(5.7)	—	—
2021 to 2022	(19.8)	(2.9)	(0.7)	0.7
2020 to 2021	10.7	0.1	(1.3)	1.3

(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of RPM to which Mr. Legorreta was entitled because. Mr. Legorreta does not receive employee compensation for his services or the amount of profits of RPM to which our Non-CEO NEOs were entitled.

•
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Adjusted EBITDA Margin. From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 614.1% and 238.1%, respectively, compared to a 0.5% decrease in our Adjusted EBITDA Margin over the same time period. From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 41.5% and 5.7%, respectively, compared to no change in our Adjusted EBITDA Margin over the same time period. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 0.7% increase in our Adjusted EBITDA Margin over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 1.3% increase in our Adjusted EBITDA Margin over the same time period.

Other Performance Measure, Amount	0.916	0.92	0.92	0.913	0.90
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description	Adjusted EBITDA as a percentage of Portfolio Receipts.
PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,604,313	0	9,966,920	0	51,529,883
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,715,860	26,793,427	35,796,959	57,044,154	0
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Profits of the Manager	$ 3,528,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,976,000	0	1,878,336	0	8,799,126
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,753,694	6,675,243	5,680,494	8,430,108	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0